NOTE 3 - ACQUISITION (Details Narrative) (USD $)	12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Aviation Fuel International, Inc.	Jan. 18, 2012 Aviation Fuel International, Inc.	Dec. 31, 2012 AFI South Africa LLC	Sep. 30, 2012 AFI South Africa LLC	Jan. 18, 2012 AFI South Africa LLC
Ownership percentage held				100.00%		100.00%
Common stock issued in acquisition, shares		3,774,000	7,400,000		2,063,550
Common stock issued in acquisition, value					$ 5,158,875
Acquisition cost allocated to loan receivable				183,500			850,000
Acquisition cost allocated to notes payable				1,000,000			1,356,300
Goodwill recognized in acquisition				6,000,410			6,000,410
Cost of acquired entity				$ 4,957,500			$ 4,957,500